Other investments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of other investments

				$ million
		2023		2022
	Current	Non-current	Current	Non-current
Equity investments[a]	—	1,177	—	1,040
Contingent consideration	754	939	364	1,522
Other	89	73	214	108
	843	2,189	578	2,670
aThe majority of equity investments are unlisted.